Investments in associates and joint ventures - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share of profit or loss
Total	¥ 23,646	¥ 11,551
Share of other comprehensive income
Total	2,078	885
Share of comprehensive income
Total	25,724	12,436
Aggregated Individually Immaterial Associates
Share of profit or loss
Total	21,920	14,086
Share of other comprehensive income
Total	2,077	884
Share of comprehensive income
Total	23,997	14,970
Aggregated individually immaterial joint ventures
Share of profit or loss
Total	1,726	(2,535)
Share of other comprehensive income
Total	1	1
Share of comprehensive income
Total	¥ 1,727	¥ (2,534)